Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011 Y	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Jun. 30, 2011 Letter of Credit
Debt Instrument [Line Items]
Long-term debt maturities in 2013		$ 300,000
Long-term debt maturities in 2014		0
Long-term debt maturities in 2015		0
Long-term debt maturities in 2016		0
Long-term debt maturities in 2017		210,000,000
Cash paid for interest		42,500,000	82,800,000	111,900,000
Capitalized interest expense		5,300,000	4,900,000	9,100,000
Senior secured notes						210,000,000	186,200,000	186,200,000	25,500,000	25,500,000	150,600,000
Interest rate of the debt instruments					6.25%	6.25%	12.75%	12.75%	14.25%	14.25%	12.50%	12.50%
Maturity year of the debt instruments					2017	2017	2014		2015		2016
Total Aggregate principal amount redeemed		362,300,000	477,900,000
Charges recognized on debt instruments		30,600,000	85,200,000	2,100,000
Debt premium paid		26,600,000	77,800,000
Write off of debt issuance cost		4,000,000	7,400,000
Maturity period (in years) of the credit facility	5
Maximum borrowing capacity under the credit agreement	150,000,000												100,000,000
Letters of credit outstanding		26,300,000
Availability under the facility		94,700,000
Minimum consolidated cash and available credit facility		130,000,000
Aggregate debt default amount to violate covenant, minimum	$ 50,000,000	$ 50,000,000
Covenant conditions of the credit facility		It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company's consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement